INCOME TAX EXPENSE	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSE
INCOME TAX EXPENSE

NOTE 25 — INCOME TAX EXPENSE

The Company is subject to income taxes in the countries of Indonesia, Singapore, and South Africa. The provision for income taxes consists of the following provisions (benefits):

	Year Ended December 31,
	2021	2020
Current tax:
Current tax on profits for the year	$—	$—
	—	—
Deferred income tax:
(Increase) decrease in deferred tax assets	(29,230)	155,603
Decrease in deferred tax liabilities	(99,622)	(86,358)
	(128,852)	69,245
(Benefit from) Provision for income taxes, as previously reported	$(128,852)	$69,245

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2021 and 2020 is as follows:

	Years ended December 31,
	2021	2020
Income (loss) from continuing operations before provision for income taxes	$(4,618,050)	$(3,123,070)
Tax at the Singapore rate of 17%	$(785,069)	$(530,922)
Reconciling items:
Permanent differences	31,272	39,478
Current period net operating losses not recognized as a deferred tax asset	743,997	407,519
Rate differential – non-Singapore entities	(55,045)	(24,305)
Other deferred tax activity	(64,007)	177,474
Provision for income taxes	$(128,852)	$69,245

NOTE 27 — INCOME TAX EXPENSE (as restated)

The Company is subject to income taxes in the countries of Indonesia, Singapore, and South Africa. The provision for income taxes consists of the following provisions (benefits):

	Year Ended December 31,
	2020	2019
	As restated	As restated
Current tax:
Current tax on profits for the year	$—	$27,265
	—	27,265
Deferred income tax:
(Increase) decrease in deferred tax assets	155,603	210,926
Decrease in deferred tax liabilities	(86,358)	(126,881)
	69,245	84,045
Provision for income taxes, as restated	$69,245	$111,310

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2020 and 2019 is as follows:

	Years ended December 31,
	2020	2019

	As restated
Income (loss) from continuing operations before provision for income taxes	$(3,123,070)	$(1,119,009)
Tax at the Singapore rate of 17%	$(530,922)	$(190,232)
Reconciling items:
Permanent differences	39,478	91,519
Usage of unrecorded net operating loss deferred tax asset	—	(316,226)
Current period net operating losses not recognized as a deferred tax asset	407,519	272,204
Rate differential – non-Singapore entities	(24,305)	188,728
Reversal of deferred tax liability	—	—
Other deferred tax activity	177,474	65,317
Provision for income taxes, as restated	$69,245	$111,310